SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 12:-	SHAREHOLDERS' EQUITY

a.	Treasury stock:

During the year ended December 31, 2014, the Company's Board of Directors approved a program to repurchase up to $3,000 of its ordinary shares which is the amount that the Company could repurchase according to Israeli law without further approval from the Israeli court. During the years ended December 31, 2015 and 2014, the Company received court's approvals to purchase up to an additional $30,000 of its ordinary shares. In addition, in each of January, May and October 2016, the Company received court approval to purchase up to an additional $15,000 of its ordinary shares. The October 2016 court approval for share repurchases will expire on April 25, 2017.

As part of the share repurchase program, on June 16, 2016, the Company commenced an offer in the U.S. and Israel to purchase up to 3,000,000 of its ordinary shares, nominal (par) value NIS 0.01 per share, for $4.35 per share (the "Offer"). The Offer expired on July 20, 2016 and the Company purchased 3,000,000 of its ordinary shares, the maximum amount of shares subject to the Offer, at a price of $4.35 per share. The Company had $ 150 legal and other expenses related to the Offer.

As of December 31, 2016, pursuant to this program, the Company had repurchased a total of 23,366,490 of its ordinary shares at a total cost of $89,980 (of which 6,198,363 shares were repurchased during the year ended December 31, 2016 for aggregate consideration of $29,394).

b.	Issuance of ordinary shares:

On March 10, 2014, the Company sold in a public offering 4,025,000 of its ordinary shares, including 525,000 shares sold pursuant to the underwriters’ full exercise of their over-allotment option, at a price of $8.00 per share. The Company’s net proceeds from this offering were $29,744, after deducting underwriting discounts, commissions and other offering expenses which amounted to $2,456.

c.	Employee and Non-employee Stock Option Plan:

In 2008, the Company's Board of Directors approved the 2008 Equity Incentive Plan (the "Plan") that became effective in January 2009. As of December 31, 2016, the total number of shares authorized for future grant under the Plan is 1,708,155.

Stock options granted under the Plan are generally exercisable at the fair market value of the ordinary shares at the date of grant and usually expire seven or ten years from the date of grant. The options generally vest over four years from the date of grant. Any options that are forfeited or cancelled before expiration become available for future grants.

The following is a summary of the Company's stock option activity and related information for the year ended December 31, 2016:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Options outstanding at beginning of year	3,670,134	$4.25	4.3	$1,370
Changes during the year:
Granted	532,500	$4.35
Exercised	(651,427)	$3.09
Forfeited	(193,750)	$4.34
Expired	(4,000)	$2.12

Options outstanding at end of year	3,353,457	$4.50	4.1	$6,346

Vested and expected to vest	3,353,457	$4.50	4.1	$6,346

Options exercisable at end of year	1,906,208	$4.46	3.1	$3,724

The weighted-average grant-date fair value of options granted during the years ended December 31, 2014, 2015 and 2016 was $2.97, $2.04 and $2.01, per option, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the fiscal year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on the last trading day of the fiscal year. This amount changes based on the fair market value of the Company's shares.

Total intrinsic value of options exercised for the years ended December 31, 2014, 2015 and 2016 was $1,870, $219 and $1,583, respectively.

The following is a summary of the Company's restricted stock units ("RSUs") activity and related information for the year ended December 31, 2016:

	Number of shares	Weighted average grant date fair value

RSUs outstanding at beginning of year	298,923	$4.25
Changes during the year:
Granted	218,740	$4.50
Vested	(116,629)	$4.31
Forfeited	(7,500)	$3.54

RSUs outstanding at end of year	393,534	$4.38

During the years ended December 31, 2014, 2015 and 2016, the stock based compensation expenses related to RSUs granted amounted to $517, $483 and $803, respectively.

The following is a summary of warrants issued to non-employees for the year ended December 31, 2016:

	Number of shares	Weighted average exercise price

Warrants outstanding at beginning of year	65,000	$4.435
Changes during the year:
Forfeited	(60,000)	$4.38

Warrants outstanding at end of year	5,000	$5.00

Warrants exercisable at end of year	2,500	$5.00

The Group recorded immaterial compensation expenses with respect to the grants of these warrants in accordance with ASC 505-50.

As of December 31, 2016, there was $2,575 of total unrecognized compensation cost related to non-vested stock-based compensation arrangements granted under the Company's 2008 Equity Incentive Plan. That cost is expected to be recognized over a weighted-average period of 1.03 years.

The options and warrants outstanding as of December 31, 2016, have been separated into ranges of exercise prices, as follows:

Range of exercise price	Number of options outstanding as of December 31, 2016	Weighted average remaining contractual life	Weighted average exercise price	Number of options exercisable as of December 31, 2016	Weighted average exercise price of exercisable options
		(Years)
$0.00-1.10	6,250	1.69	$0.00	5,500	$0.00
$1.50-2.51	58,525	2.70	$2.09	58,525	$2.09
$2.57-4.00	1,239,377	3.86	$3.47	799,752	$3.338
$4.03-6.49	1,782,274	4.47	$4.95	826,908	$5.11
$6.51-9.24	272,031	3.07	$6.88	218,023	$6.95

	3,358,457	4.10	$4.50	1,908,708	$4.47